UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bailey Coates Asset Management LLP
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Address:   10 Hill Street
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           Mayfair, London, W1J 5NQ
           --------------------------------------------------
           United Kingdom
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Form 13F File Number:  28-
                           ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      C. Marshall
           --------------------------------------------------
Title:     Chief Financial Officer
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Phone:     +44-207-399-2903
           --------------------------------------------------

Signature, Place, and Date of Signing:


       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    18
                                                -------------

Form 13F Information Table Value Total:              $205,484
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE




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
                                                             Form 13F INFORMATION TABLE

Name of Issuer                Title of Class   CUSIP          Value    SHARES/  SH/  PUT/  Investment   Other     Voting Authority
                                                            (x $1000)  PRN AMT  PRN  CALL  Discretion   Managers  Sole  Shared  None

AGILENT TECHNOLOGIES INC      COM              00846U101       1790      74267  SH         SOLE         X         X
BLOCKBUSTER INC               CLA              093679108       9815    1028800  SH         SOLE         X         X
COMCAST CORP NEW              CLA              20030N101       5145     154600  SH         SOLE         X         X
CVS CORP                      COM              126650100       2266      50273  SH         SOLE         X         X
GATEWAY INC                   COM              367626108      98732   16427905  SH         SOLE         X         X
HONEYWELL INTL INC            COM              438516106       3921     110730  SH         SOLE         X         X
INTROGEN THERAPEUTICS INC     COM              46119F107       8329     986880  SH         SOLE         X         X
KRAFT FOODS INC               CLA              50075N104       3528      99080  SH         SOLE         X         X
KROGER CO                     COM              501044101       3775     215218  SH         SOLE         X         X
LABRANCHE & CO INC            COM              505447102      18299    2042300  SH         SOLE         X         X
LIBERTY MEDIA CORP NEW        COM SER A        530718105       3353     305402  SH         SOLE         X         X
MBNA CORP                     COM              55262L100       3538     125506  SH         SOLE         X         X
MICROSOFT CORP                COM              594918104       2672     100000  SH         SOLE         X         X
MORGAN STANLEY                COM NEW          617446448       3359      60504  SH         SOLE         X         X
NEENAH PAPER INC              COM              640079109      19472     597300  SH         SOLE         X         X
SINCLAIR BROADCAST GROUP INC  CLA              829226109       4309     467900  SH         SOLE         X         X
VIACOM INC                    CLB              925524308       2160      59360  SH         SOLE         X         X
WATSON PHARMACEUTICALS INC    COM              942683103      11021     335900  SH         SOLE         X         X

18 TOTAL DATA RECORDS                                        205484



















NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.